PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Based Payments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	May 10, 2017 shares	May 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	0	0	0
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $	$ 0	$ 0	$ 0
ArcelorMittal Global Stock Option 2009-2018 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant	100,000,000
ArcelorMittal Global Stock Option 2009-2018 | Top of range | Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	10 years
ArcelorMittal Equity Incentive Plan and GMB PSU Plan | Top of range | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant					30,000,000
CEO Office Plan | Top of range | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant				3,000,000
ArcelorMittal Equity Incentive Plan | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period (in years)	3 years
Percentage of award vesting rights (as a percentage)	100.00%
Pro Forma | ArcelorMittal Global Stock Option 2009-2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant	33,333,333
Pro Forma | ArcelorMittal Equity Incentive Plan and GMB PSU Plan | Top of range | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant					10,000,000